DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Summary of activity of disposal groups
The following table summarizes the disposition of operations by facility for the years ended December 31, 2016 and 2015:

Facility Name	State	Relationship to Property	Type of Disposition	Date of Disposition
2015
College Park	GA	Owned	Lease	4/1/2015
LaGrange	GA	Leased	Sublease	4/1/2015
Sumter Valley	SC	Owned	Lease	4/1/2015
Georgetown	SC	Owned	Lease	4/1/2015
Powder Springs	GA	Leased	Sublease	4/1/2015
Tara	GA	Leased	Sublease	4/1/2015
Heritage Park	AR	Owned	Lease	5/1/2015
Homestead Manor	AR	Owned	Lease	5/1/2015
Stone County SNF	AR	Owned	Lease	5/1/2015
Stone County ALF	AR	Owned	Lease	5/1/2015
Northridge	AR	Owned	Lease	5/1/2015
West Markham	AR	Owned	Lease	5/1/2015
Woodland Hills	AR	Owned	Lease	5/1/2015
Cumberland	AR	Owned	Lease	5/1/2015
Mountain Trace	NC	Owned	Lease	6/1/2015
Glenvue	GA	Owned	Lease	7/1/2015
Bentonville Manor	AR	Owned	Sale	7/1/2015
Hearth & Care of Greenfield	OH	Owned	Lease	8/1/2015
The Pavilion Care Center	OH	Owned	Lease	8/1/2015
Eaglewood ALF	OH	Owned	Lease	8/1/2015
Eaglewood Care Center	OH	Owned	Lease	8/1/2015
Covington Care Center	OH	Leased	Sublease	8/1/2015
Bonterra	GA	Leased	Sublease	9/1/2015
Parkview	GA	Leased	Sublease	9/1/2015
Autumn Breeze	GA	Owned	Lease	9/30/2015
Companions Specialized Care	OK	Owned	Sale	10/30/2015
River Valley	AR	Owned	Lease	11/1/2015
Quail Creek	OK	Owned	Lease	12/31/2015
Northwest	OK	Owned	Lease	12/31/2015
2016
Heritage Park	AR	Owned	Sale	10/6/2016
Homestead Manor	AR	Owned	Sale	10/6/2016
Stone County SNF	AR	Owned	Sale	10/6/2016
Stone County ALF	AR	Owned	Sale	10/6/2016
Northridge	AR	Owned	Sale	10/6/2016
West Markham	AR	Owned	Sale	10/6/2016
Woodland Hills	AR	Owned	Sale	10/6/2016
Cumberland	AR	Owned	Sale	10/6/2016
River Valley	AR	Owned	Sale	10/6/2016

Schedule of Income statement, assets and liabilities of the disposal groups held for sale
The following table summarizes certain activity of discontinued operations for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
(Amounts in 000’s)	2017	2016
Total revenues	$—	$—
Cost of services	409	520
Interest expense, net	4	8
Net loss	(413)	(528)

Assets and Liabilities Held for Sale
Assets and liabilities of the disposal groups held for sale at December 31, 2016 and 2015 are as follows:

	December 31,
Amounts in (000's)	2016	2015
Property and equipment, net *	$—	$1,249
Assets of disposal group held for sale	$—	$1,249

Notes payable *	$—	$958
Liabilities of disposal group held for sale	$—	$958

*Amounts represent office buildings and associated debt sold during 2016.
The following table summarizes the activity of discontinued operations for the years ended December 31, 2016 and 2015:

	Year Ending December 31,
(Amounts in 000’s)	2016	2015
Total revenues	$—	$87,920
Cost of services	$12,411	$89,783
Net loss	$(13,428)	$(4,892)
Interest expense, net	$41	$1,510
Income tax expense	$—	$251
Gain on disposal of assets	$—	$1,251
The following table summarizes the activity of discontinued operations for the years ended December 31, 2016 and 2015:

	Year Ending December 31,
(Amounts in 000’s)	2016	2015
Total revenues	$—	$87,920
Cost of services	$12,411	$89,783
Net loss	$(13,428)	$(4,892)
Interest expense, net	$41	$1,510
Income tax expense	$—	$251
Gain on disposal of assets	$—	$1,251